Capital Stock (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	23,678,105	18,252,243
Common shares, outstanding	23,678,105	18,252,243
Officers and Directors
Noncontrolling interest, ownership percentage by noncontrolling owners	2.40%	2.40%